Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Net

Intangible assets, net comprised the following as of September 30, 2017:

	Weighted Average Life (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents and unpatented technology	10	$8,000	$(2,226)	$5,774
Tradename and trademarks	25	7,000	(779)	6,221
Customer relationships	11	16,000	(4,081)	11,919

	12	$31,000	$(7,086)	$23,914

Intangible assets, net comprised the following as of December 31, 2016:

	Weighted Average Life (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents and unpatented technology	10	$8,000	$(1,627)	$6,373
Tradename and trademarks	25	7,000	(568)	6,432
Customer relationships	11	16,000	(2,981)	13,019

	12	$31,000	$(5,176)	$25,824

Intangible assets, net comprised the following as of December 31, 2016:

	Weighted Average Life (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents and unpatented technology	10	$8,000	$(1,627)	$6,373
Tradename and trademarks	25	7,000	(568)	6,432
Customer relationships	11	16,000	(2,981)	13,019

	12	$31,000	$(5,176)	$25,824

Intangible assets, net comprised the following as of December 31, 2015:

	Weighted Average Life (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents and unpatented technology
Tradename and trademarks	10	$8,000	$(827)	$7,173
Customer relationships	25	7,000	(288)	6,712
	11	16,000	(1,514)	14,486

	12	$31,000	$(2,629)	$28,371

Estimated Aggregate Intangible Asset Amortization Expense

Estimated aggregate intangible asset amortization expense for the next five years and thereafter is as follows:

2017	$2,547
2018	2,547
2019	2,547
2020	2,547
2021	2,547
Thereafter	13,089

Total intangibles to be amortized	$25,824